SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

In accordance with ASC 855, management reviewed all material events through August 16, 2021, for these financial statements and there are no material subsequent events to report, except as follows:

Convertible Notes

Subsequent to June 30, 2021, the Company borrowed an additional $341,650 under convertible notes payable. The convertible notes payable had similar terms to those disclosed in Note 4. In addition, the Company repaid convertible notes payable of $341,650. Additional payments of $164,849 we made to satisfy accrued interest and prepayment provisions.

Short-Term Loans

Subsequent to June 30, 2021, the Company repaid $206,467 in short-term loan principal and accrued interest from two of our officers and an accredited investor.

Conversion Notice

Subsequent to June 30, 2021, the Company issued 8,813,956 shares of common stock for the conversion of $153,980 in convertible notes.

Senior Notes

On August 11, 2021, the Company completed the sale of 15% Original Issue Discount Senior Notes (“Notes”) to a group of institutional investors (the “Purchasers”), pursuant to a Securities Purchase Agreement between the Company and the Purchasers dated as of August 9, 2021 (the “Purchase Agreement”).

Pursuant to the Purchase Agreement, for an aggregate purchase price of $3,787,750, the Purchasers purchased Notes in the aggregate principal amount of $4,456,176. Each Note matures on February 11, 2022, subject to the Company’s requirement to redeem the Notes prior to such date with the net proceeds of any future offering of the Company’s securities. The Notes do not bear interest other than upon an event of default, and are not convertible into the Company’s common stock. In addition, the Notes are subject to covenants, events of defaults and other terms and conditions customary in transactions of this nature.

Pursuant to the Purchase Agreement, the Company also issued to the Purchasers five-year warrants (“Warrants”) to purchase an aggregate of 157,184,354 shares of the Company’s common stock at an initial exercise price of $0.02835 per share, subject to anti-dilution adjustment in the event of future sales of equity by the Company below the then exercise price, stock dividends, stock splits and other specified events.

Roth Capital Partners (“Roth”), acted as sole placement agent for the offering. Pursuant to terms of an engagement letter with Roth, the Company paid Roth a placement agent fee of 9% of the gross proceeds of the offering. The Company also issued Roth a warrant to purchase 10,094,408 shares of common stock with the same terms as the Warrants issued to the Purchasers.

Warrants to Related Parties

Subsequent to June 30, 2021, the Company issued 15,000,000 warrants in connection with incentive grants to Scientific Advisory Board members and employees. The warrants are exercisable at $0.03 per share, vest upon issuance and exercisable for a period of ten years.